Loans and borrowings - Summary of Senior Secured Net Leverage Ratio on Multicurrency Revolving Credit Facility (Parenthetical) (Details) - Multicurrency Revolving Credit Facility	Dec. 31, 2023	Dec. 31, 2022
Senior Facilities Agreement
Disclosure In Tabular Form Of Variable Interest Rate Spread Based On Leverage Ratio
Percentage of commitment fee on the amount of unutilised facility	30.00%
Percentage of commitment fee payable on the amount of unutilised facility	0.825%
Greater than 4.50:1.00 | Senior Facilities Agreement
Disclosure In Tabular Form Of Variable Interest Rate Spread Based On Leverage Ratio
Leverage ratio	4.50
Borrowings adjustment to interest rate	3.75%
Greater than 4.00:1.00 but equal to or less than 4.50:1.00 | Senior Facilities Agreement
Disclosure In Tabular Form Of Variable Interest Rate Spread Based On Leverage Ratio
Borrowings adjustment to interest rate	3.50%
Greater than 4.00:1.00 but equal to or less than 4.50:1.00 | Minimum | Senior Facilities Agreement
Disclosure In Tabular Form Of Variable Interest Rate Spread Based On Leverage Ratio
Leverage ratio	4.00
Greater than 4.00:1.00 but equal to or less than 4.50:1.00 | Maximum | Senior Facilities Agreement
Disclosure In Tabular Form Of Variable Interest Rate Spread Based On Leverage Ratio
Leverage ratio	4.50
Greater than 3.50:1.00 but equal to or less than 4.00:1.00 | Senior Facilities Agreement
Disclosure In Tabular Form Of Variable Interest Rate Spread Based On Leverage Ratio
Borrowings adjustment to interest rate	3.25%
Greater than 3.50:1.00 but equal to or less than 4.00:1.00 | Minimum | Senior Facilities Agreement
Disclosure In Tabular Form Of Variable Interest Rate Spread Based On Leverage Ratio
Leverage ratio	3.50
Greater than 3.50:1.00 but equal to or less than 4.00:1.00 | Maximum | Senior Facilities Agreement
Disclosure In Tabular Form Of Variable Interest Rate Spread Based On Leverage Ratio
Leverage ratio	4.00
Greater than 3.00:1.00 but equal to or less than 3.50:1.00 | Senior Facilities Agreement
Disclosure In Tabular Form Of Variable Interest Rate Spread Based On Leverage Ratio
Borrowings adjustment to interest rate	3.00%
Greater than 3.00:1.00 but equal to or less than 3.50:1.00 | Minimum | Senior Facilities Agreement
Disclosure In Tabular Form Of Variable Interest Rate Spread Based On Leverage Ratio
Leverage ratio	3.00
Greater than 3.00:1.00 but equal to or less than 3.50:1.00 | Maximum | Senior Facilities Agreement
Disclosure In Tabular Form Of Variable Interest Rate Spread Based On Leverage Ratio
Leverage ratio	3.50
Equal to or less than 3.00:1.00
Disclosure In Tabular Form Of Variable Interest Rate Spread Based On Leverage Ratio
Leverage ratio	3.00	3.00
Equal to or less than 3.00:1.00 | Senior Facilities Agreement
Disclosure In Tabular Form Of Variable Interest Rate Spread Based On Leverage Ratio
Leverage ratio	3.00
Borrowings adjustment to interest rate	2.75%